RISK MANAGEMENT - Risk Management - Value at risk (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Interest rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	$ 568,537	$ 352,595
Interest rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	158,200	184,106
Interest rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	108,112	148,343
Interest rate | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	55,021	37,115
Interest rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	154,477	208,375
Exchange rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	379,406	298,257
Exchange rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,995	1,479
Exchange rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	5,280	3,325
Exchange rate | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	80	30
Exchange rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,129	436
Shares | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	10,964	8,231
Shares | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	348	946
Shares | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	12,119	10,125
Mutual funds | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	321,177	265,684
Mutual funds | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,733	4,286
Mutual funds | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	14,577	10,274
Mutual funds | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,931	797
Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,731	720
VaR Portfolio | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,280,084	924,767
VaR Portfolio | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	165,928	189,871
VaR Portfolio | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	128,317	162,888
VaR Portfolio | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	58,032	37,942
VaR Portfolio | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	173,456	219,656
Minimum | Interest rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	444,950	352,595
Minimum | Interest rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	125,615	184,106
Minimum | Interest rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	107,694	115,829
Minimum | Interest rate | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	22,193	12,884
Minimum | Interest rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	67,499	187,983
Minimum | Exchange rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	277,932	234,509
Minimum | Exchange rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	104	595
Minimum | Exchange rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,699	2,125
Minimum | Exchange rate | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1
Minimum | Exchange rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	610	436
Minimum | Shares | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	8,394	6,647
Minimum | Shares | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	22	929
Minimum | Shares | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	10,864	10,125
Minimum | Mutual funds | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	270,918	200,510
Minimum | Mutual funds | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,317	2,820
Minimum | Mutual funds | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	8,701	6,583
Minimum | Mutual funds | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	489	177
Minimum | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,577	699
Minimum | VaR Portfolio | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,002,195	828,688
Minimum | VaR Portfolio | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	130,036	187,521
Minimum | VaR Portfolio | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	121,491	126,533
Minimum | VaR Portfolio | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	22,852	15,844
Minimum | VaR Portfolio | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	81,632	205,505
Weighted Average | Interest rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	520,569	387,828
Weighted Average | Interest rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	144,188	199,399
Weighted Average | Interest rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	108,389	136,338
Weighted Average | Interest rate | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	40,628	35,893
Weighted Average | Interest rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	104,128	201,515
Weighted Average | Exchange rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	334,039	263,363
Weighted Average | Exchange rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,458	1,697
Weighted Average | Exchange rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	5,155	3,867
Weighted Average | Exchange rate | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	27	985
Weighted Average | Exchange rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,599	4,490
Weighted Average | Shares | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	9,601	7,605
Weighted Average | Shares | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	22	949
Weighted Average | Shares | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	11,085	10,370
Weighted Average | Mutual funds | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	308,799	226,030
Weighted Average | Mutual funds | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,556	3,849
Weighted Average | Mutual funds | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	10,769	6,971
Weighted Average | Mutual funds | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	628	1,441
Weighted Average | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,935	856
Weighted Average | VaR Portfolio | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,173,008	884,826
Weighted Average | VaR Portfolio | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	151,202	204,945
Weighted Average | VaR Portfolio | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	124,335	148,125
Weighted Average | VaR Portfolio | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	41,284	38,319
Weighted Average | VaR Portfolio | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	120,746	217,231
Maximum | Interest rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	607,973	420,474
Maximum | Interest rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	162,628	218,732
Maximum | Interest rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	109,605	154,233
Maximum | Interest rate | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	55,972	48,978
Maximum | Interest rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	156,208	211,039
Maximum | Exchange rate | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	383,189	298,257
Maximum | Exchange rate | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,426	3,817
Maximum | Exchange rate | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	5,615	6,135
Maximum | Exchange rate | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	80	2,738
Maximum | Exchange rate | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,867	7,707
Maximum | Shares | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	10,964	8,335
Maximum | Shares | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	23	963
Maximum | Shares | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	11,283	10,954
Maximum | Mutual funds | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	322,458	266,906
Maximum | Mutual funds | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	4,733	4,526
Maximum | Mutual funds | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	14,954	10,420
Maximum | Mutual funds | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	2,931	4,455
Maximum | Mutual funds | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	3,473	1,020
Maximum | VaR Portfolio | Banco de Bogota S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	1,318,037	969,931
Maximum | VaR Portfolio | Banco de Occidente S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	171,787	227,074
Maximum | VaR Portfolio | Banco Popular S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	130,135	168,310
Maximum | VaR Portfolio | Banco Commercial Av Villas S A
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	58,032	52,166
Maximum | VaR Portfolio | Corporacion Financiera Colombiana S.A.
Disclosure Of Financial Risk Management Explanatory [Line Items]
Value at risk	$ 174,832	$ 226,727